Fair Value - Disclosures of Changes in Level 3 Assets (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	€ 301,581
Ending balance	315,870	€ 301,581
Beginning balance	292,026
Ending balance	307,256	292,026
Level III [member] | Recurring fair value measurement [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	5,296	4,817
Total gains /losses in income statement	(214)	(88)
Total gains /losses in OCI	(21)	15
Purchases	317	1,001
Sales	(281)	(528)
Settlements	(20)	(19)
Net exchange difference	159	(163)
Transfers from levels I and II	145	265
Transfers to levels I and II	(25)	(3)
Ending balance	5,356	5,296
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(246)	(78)
Beginning balance	6	12
Total gains /losses in income statement	(5)	(6)
Ending balance	1	6
Level III [member] | Recurring fair value measurement [member] | Derivatives [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	6	12
Total gains /losses in income statement	(5)	(6)
Ending balance	1	6
Level III [member] | Recurring fair value measurement [member] | Fair value through other comprehensive income [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	530	191
Total gains /losses in income statement	5	(1)
Total gains /losses in OCI	(21)	15
Purchases	18	263
Sales	(25)	(124)
Settlements	(17)	(15)
Net exchange difference	16	(12)
Transfers from levels I and II	112	214
Transfers to levels I and II	(11)	(1)
Ending balance	607	530
Level III [member] | Recurring fair value measurement [member] | Fair value through other comprehensive income [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	4	4
Ending balance	4	4
Level III [member] | Recurring fair value measurement [member] | Fair value through other comprehensive income [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	516	181
Total gains /losses in income statement	5	(1)
Total gains /losses in OCI	(15)	11
Purchases	18	263
Sales	(25)	(124)
Settlements	(17)	(15)
Net exchange difference	16	(12)
Transfers from levels I and II	112	214
Transfers to levels I and II	(11)	(1)
Ending balance	600	516
Level III [member] | Recurring fair value measurement [member] | Fair value through other comprehensive income [member] | Money markets and other short-term investments [Member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	9	5
Total gains /losses in OCI	(7)	4
Ending balance	2	9
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	4,767	4,626
Total gains /losses in income statement	(220)	(87)
Purchases	299	738
Sales	(256)	(404)
Settlements	(3)	(4)
Net exchange difference	143	(151)
Transfers from levels I and II	33	51
Transfers to levels I and II	(14)	(2)
Ending balance	4,749	4,767
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(246)	(78)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	94	127
Total gains /losses in income statement		2
Purchases	9	12
Sales	(20)	(47)
Net exchange difference	3	(4)
Transfers from levels I and II		5
Ending balance	86	94
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(1)	3
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	86	35
Total gains /losses in income statement	(7)	17
Purchases	2	38
Sales	(2)	(43)
Settlements	(3)	(4)
Net exchange difference	3	(2)
Transfers from levels I and II	33	46
Transfers to levels I and II	(14)
Ending balance	97	86
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(7)	(8)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Money markets and other short-term investments [Member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		1
Transfers to levels I and II		(1)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	4,237	4,050
Total gains /losses in income statement	(212)	(65)
Purchases	247	652
Sales	(171)	(254)
Net exchange difference	128	(144)
Reclassification	(68)
Ending balance	4,162	4,237
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(229)	(70)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Loans [member]
Changes in fair value measurement assets and liabilities [Line Items]
Total gains /losses in income statement	(1)
Purchases	6
Net exchange difference	1
Reclassification	68
Ending balance	73
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(1)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Derivative [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	8	11
Total gains /losses in income statement	2	(3)
Sales		(1)
Ending balance	9	8
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	1	(3)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments Where The Policyholder Bears The Risk [Member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	342	402
Total gains /losses in income statement	(1)	(37)
Purchases	35	37
Sales	(62)	(59)
Net exchange difference	9	(1)
Ending balance	322	€ 342
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	€ (8)